Share-based Payment Arrangements (Details) - $ / shares		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Weighted average exercise prices (in USD)
Outstanding at January 1	[1]	$ 3.08	$ 4.29	$ 4.86
Expired during the year	[1]	7.00	20.72	4.16
Granted during the year	[1]	1.59	1.85	4.05
Outstanding at December 31	[1]	2.60	3.08	4.29
Exercisable at December 31	[1]	$ 2.95	$ 2.83	$ 3.31
Number of options
Outstanding at January 1		1,002,021	519,746	175,536
Expired during the year		30,000	2,239	143,297
Granted during the year		159,759	484,515	487,507
Outstanding at December 31		1,131,780	1,002,021	519,746
Exercisable at December 31		873,344	708,879	113,490

[1]	The exercise price is denominated in NIS and are re-measured using historic exchange rates.